Consolidated Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Income Statement [Abstract]
Revenue	$ 3,757,076	$ 3,887,915	$ 7,025,696	$ 7,757,965	$ 15,133,647	$ 17,771,485
Cost of revenue	2,663,739	3,651,978	5,244,001	6,844,265	13,521,329	14,136,742
Gross profit	1,093,337	235,937	1,781,695	913,700	1,612,318	3,634,743
Operating expenses:
Selling, general and administrative expenses	2,641,320	2,313,343	5,385,015	2,650,716	9,258,199	1,208,630
Stock compensation expenses	336,722	1,012,443	652,555	1,012,443	3,898,867	10,000
Business combination expenses		676,228		11,114,122	11,870,114
Total operating expenses	2,978,042	4,002,014	6,037,570	14,777,281	25,027,180	1,218,630
Operating loss	(1,884,705)	(3,766,077)	(4,255,875)	(13,863,581)	(23,414,862)	2,416,113
Other income/(expenses):
Interest income	3,506		17,742		27,538	20,211
Interest expense	(227,941)	(615,392)	(432,793)	(794,283)	(1,763,831)	(1,209,502)
Loss on debt settlement, net	(1,930,427)	(907,983)	(1,930,427)	(766,330)	1,221,635
Other expense, net		(962)		(114,706)	(129,564)	2,779
Other expenses, net	(2,154,862)	(1,524,337)	(2,345,478)	(1,675,319)	(644,222)	(1,186,512)
Loss before income taxes	(4,039,567)	(5,290,414)	(6,601,353)	(15,538,900)	(24,059,084)	1,229,601
Provision for income tax
Net loss	(4,039,567)	(5,290,414)	(6,601,353)	(15,538,900)	(24,059,084)	1,229,601
Less: Net loss attributable to non-controlling interest	283,793	101,659	717,117	101,659	393,376
Net loss attributable to Cycurion	(3,755,774)	(5,188,755)	(5,884,236)	(15,437,241)	(23,665,708)	1,229,601
Comprehensive loss	$ (3,755,774)	$ (5,188,755)	$ (5,884,236)	$ (15,437,241)	$ (23,665,708)	$ 1,229,601
Loss per share:
Basic	$ (0.41)	$ (4.31)	$ (0.86)	$ (16.55)	$ (13.44)	$ 4.35
Diluted	$ (0.41)	$ (3.38)	$ (0.86)	$ (16.45)	$ (13.39)	$ 1.66
Weighted average shares outstanding:
Basic	9,065,675	1,204,462	6,826,267	932,849	1,760,310	282,437
Diluted	9,065,675	1,532,549	6,826,267	936,209	1,763,643	904,929